Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax
Note 8 — Income Tax
The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$23,280
Startup/Organization expenses	378,248	141,484

Total deferred tax assets	378,248	164,764
Valuation allowance	(378,248)	(164,764)

Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2022 and for
the period from January 28, 2021 (inception) through December 31, 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$600,701	$—
Deferred	(213,484)	(164,764)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	213,484	164,764

Income tax provision	$600,701	$—

As of December 31, 2022 and 2021,
the Company has $0 and $110,859 of U.S. federal net operating loss carryovers available to offset future taxable income, which does not expire.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $213,484. For the period from January 28, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $164,764.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative liability	(25.1)%	(34.5)%
Merger and Acquisition expenses	14.2%	0.0%
Warrant issuance costs	0.0%	3.8%
Interest & Penalties	0.0%	0.0%
Stock based compensation	0.0%	2.0%
Change in valuation allowance	4.0%	7.7%

Income tax provision	14.1%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2022 remain open and subject to examination. The Company considers New York to be a significant state tax jurisdiction.